OTHER ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER ASSETS

Other assets consist of the following:

	September 30,	December 31,
	2021	2020
Deferred rent receivable	$1,644,276	$1,912,048
Prepaid expenses, deposits and other	273,585	215,946
Investment in marketable securities	1,670,693	83,241
Accounts receivable, net	363,104	541,885
Right-of-use assets, net	81,637	102,144
Other intangibles, net	97,483	142,483
Notes receivable	316,374	316,374
Deferred offering costs	2,386	108,660
Total other assets	$4,449,538	$3,422,781

Other assets consist of the following:

	December 31,	December 31,
	2020	2019
Deferred rent receivable	$1,912,048	$2,680,886
Prepaid expenses, deposits and other	299,187	601,897
Accounts receivable, net	541,885	1,336,122
Right-of-use assets, net	102,144	561,375
Other intangibles, net	142,483	212,932
Notes receivable	316,374	316,374
Deferred offering costs	108,660	—
Total other assets	$3,422,781	$5,709,586